Summary of Significant Accounting Policies - Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Stand-alone fair value as a percentage of gross selling price	1.00%
Aggregate stand-alone fair value as a percentage of contract price	3.00%
Revenue allocated to performance obligation	¥ 863,627	¥ 492,925	¥ 371,849
Amount charged to selling and marketing expenses	162,875	215,201	¥ 155,884
Liabilities related to unredeemed points	954,709	680,660
Vehicle sales
Summary of Significant Accounting Policies
Contract liabilities	¥ 5,040,125	¥ 3,740,108